INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of components of income (loss) before income tax benefit (expense)
	Year Ended December 31,
	2022	2021	2020
The Netherlands	$(11,419)	$(3,070)	$469
Germany	4,317	11,658	(4,141)
United States of America	(3,621)	14,968	8,817
Spain	552	(2,052)	(1,406)
Israel	7,298	29,964	2,178
Other locations	(715)	(960)	75
Income (loss) before income tax expenses	$(3,588)	$50,508	$5,992

Schedule of Deferred Tax Assets and Liabilities
	December 31,
	2022	2021
Deferred tax assets:
Operating loss carryforwards	$10,895	$10,547
Interest loss carry forward	1,543	-
Capital loss carryforwards	114	165
Allowance for doubtful accounts	193	150
Tax credit carryforwards	560	560
Accrued expenses and other	585	536
Research and development expenses, net	1,340	1,183
Total deferred tax assets	15,230	13,141

Deferred tax liabilities:
Depreciation of property and equipment	(210)	(108)
	15,020	13,033
Valuation allowance	(13,502)	(11,630)
Deferred tax assets, net	$1,518	$1,403

Schedule of Effective Income Tax Rate
	Year Ended December 31,
	2022	2021	2020
Effective loss (income) tax benefit at statutory rate	$926	$(12,627)	$(1,498)
Rate differential	(136)	2, 915	610
Non-deductible expenses	(342)	(1,643)	(857)
Adjustments to prior year tax losses	-	(2,599)	(3,604)
Changes in valuation allowance	(1,872)	5,815	3,601
Other	(222)	(1,081)	1,158
Income tax expense	$(1,646)	$(9,220)	$(590)

Schedule of Reconciliation of Unrecognized Tax Benefits
	December 31,
	2022	2021
Balance at beginning of year	$688	$-
Additions based on tax positions taken in prior years	-	546
Additions based on tax positions taken in the current year	-	142
Reduction based on tax positions taken in prior years	-	-
Balance at end of year	$688	$688